Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Revenues	$ 14,016,957	$ 12,404,234	$ 29,220,846	$ 21,434,100	$ 26,260,268
Cost of revenues	(12,328,151)	(11,061,783)	(26,605,003)	(17,463,856)	(22,048,972)
Gross profit	1,688,806	1,342,451	2,615,843	3,970,244	4,211,296
Operating expenses:
Sales and marketing expenses	(208,312)	(293,041)	(462,285)	(606,352)	(490,221)
General and administrative expenses	(417,892)	(416,039)	(1,399,356)	(600,660)	(571,407)
Research and development expenses	(407,437)	(458,025)	(650,629)	(559,048)	(740,800)
Total operating expenses	(1,033,641)	(1,167,105)	(2,512,270)	(1,766,060)	(1,802,428)
Income from operations	655,165	175,346	103,573	2,204,184	2,408,868
Other income, net
Interest expenses	(88,584)	(84,275)	(159,166)	(151,335)	(69,572)
Interest income	34	135	223	548	1,158
Other income	29,131	42,771	85,113	95,767	87,399
Exchange (loss) / income	(1,957)	57,949	72,406	17,344	(2,106)
Other expenses	(29,702)	(17,126)	(16,593)	(16,839)	(140,029)
Income before income tax provision	564,087	174,800	85,556	2,149,669	2,285,718
Income tax benefit	43,841	370	(67,434)	(269,003)	(307,441)
Net income	607,928	175,170	18,122	1,880,666	1,978,277
Less: Net (loss)/ income attributable to non-controlling interest	(2,504)	9,245	16,096	67,496	69,006
Net income attributable to MaxsMaking Inc.	610,432	165,925	2,026	1,813,170	1,909,271
Other comprehensive income/(loss):
Foreign currency translation adjustment	280,847	(108,280)	52,666	36,714	(39,443)
Comprehensive income	888,775	66,890	70,788	1,917,380	1,938,834
Less: comprehensive income (loss) attributable to non-controlling interests			832	(839)	(7,775)
Comprehensive income attributable to MaxsMaking Inc.	$ 891,279	$ 57,645	$ 69,956	$ 1,918,219	$ 1,946,609
Weighted Average Shares Outstanding – Diluted (in Shares)	16,625,000	15,000,000
Class A Ordinary Shares
Other comprehensive income/(loss):
Weighted Average Shares Outstanding – Basic (in Shares)			8,092,857	7,575,000	7,575,000
Weighted Average Shares Outstanding – Diluted (in Shares)			8,092,857	7,575,000	7,575,000
Earnings per Share – basic (in Dollars per share)	$ 0.04	$ 0	$ 0	$ 0.25	$ 0.26
Earnings per Share – diluted (in Dollars per share)	0.04	0	$ 0	$ 0.25	$ 0.26
Class B Ordinary Shares
Other comprehensive income/(loss):
Weighted Average Shares Outstanding – Basic (in Shares)			7,425,000	7,425,000	7,425,000
Weighted Average Shares Outstanding – Diluted (in Shares)			7,425,000	7,425,000	7,425,000
Earnings per Share – basic (in Dollars per share)	0.04	0	$ 0	$ 0.25	$ 0.27
Earnings per Share – diluted (in Dollars per share)	$ 0.04	$ 0	$ 0	$ 0.25	$ 0.27